Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating activities
Net income	$ 26,697	$ 28,604	$ 104,952	$ 96,243	$ 72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,258	9,861	34,770	43,764	47,333
Net gain on sale of securities	(51)	0	(90)	(917)	(7,305)
Net gain on sale of loans	(1,544)	(1,616)	(5,539)	(13,724)	(11,794)
Net (gain) loss on sale of premises and equipment	(7)	292	3,280	632	0
Net (gain) loss from sale of repossessed property and other assets	(368)	(571)	(2,451)	(2,788)	(6,822)
Gain on acquisition of business			0	0	(3,950)
Provision for loan losses	3,319	(875)	684	11,574	30,145
Provision for repossessed assets	2,110	534	9,688	4,028	13,820
Proceeds from FDIC indemnification claims	1,635	633	8,914	5,284	57,090
Stock-based compensation	468	0
Originations of residential real estate loans held-for-sale	(63,298)	(54,667)	(216,361)	(429,009)	(420,491)
Proceeds from sales of residential real estate loans held-for-sale	65,836	55,810	219,790	463,730	428,797
Net deferred income taxes	(1,964)	(3,697)	(12,463)	(6,088)	(14,719)
Changes in:
Accrued interest receivable	4,408	3,443	(1,544)	(329)	(3,326)
Other assets	833	1,475	(1,721)	(2,931)	15,005
FDIC indemnification asset	2,881	3,300	10,098	17,689	573
FDIC clawback liability	221	143	1,153	1,202	(1,284)
Accrued interest payable and other liabilities	23,416	(7,851)	(441)	(35,519)	21,653
Net cash provided by operating activities	70,850	34,818	152,719	152,841	217,720
Investing activities
Purchase of securities available for sale	(48,539)	0	(222,711)	(520,929)	(874,857)
Proceeds from sales and maturities of securities available for sale	129,116	84,323	354,399	567,931	858,709
Proceeds from sale of mortgage servicing rights			0	0	510
Net increase in loans	(200,677)	(121,735)	(465,217)	(308,696)	(753,714)
Purchase of premises and equipment	(942)	(442)	(4,978)	(3,318)	(12,451)
Proceeds from sale of premises and equipment	6	426	2,736	5,163	2,567
Proceeds from sale of other assets	5,765	2,801	34,107	45,877	118,834
Purchase of FHLB stock			(7,157)	(1,967)	(6,716)
Redemption of FHLB stock	53	2,061
Business acquisitions, net of cash acquired			0	0	(23,014)
Net cash used in investing activities	(115,218)	(32,566)	(308,821)	(215,939)	(690,132)
Financing activities
Net increase in deposits	187,026	237,430	103,972	63,693	254,100
Net increase (decrease) in securities sold under agreements to repurchase	28,898	(29,163)	(55,875)	(18,009)	20,923
Net decrease in FHLB advances and other borrowings	(9)	(50,503)	184,487	84,986	132,078
Net decrease in note payable to NAB			0	0	(7,000)
Dividends paid	0	(34,000)	(102,000)	(41,400)	(41,800)
Net cash provided by financing activities	215,915	123,764	130,584	89,270	358,301
Change in cash and due from banks	171,547	126,016	(25,518)	26,172	(114,111)
Cash and due from banks, beginning of period	256,639	282,157	282,157	255,985	370,096
Cash and due from banks, end of period	428,186	408,173	256,639	282,157	255,985
Supplemental disclosures of cash flows information
Cash payments for interest	8,129	8,919	33,570	43,832	51,502
Cash payments for income taxes	8,758	15,681	75,695	58,599	51,249
Supplemental schedules of noncash investing and financing activities
Loans transferred to repossessed assets and other assets	$ 1,369	$ 1,932	$ (33,502)	$ (28,980)	$ (62,158)